Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes Abstract
Income taxes

7. Income taxes

	2022	2021	2020
	€	€	€
Current income tax expense	(757,413)	(131,921)	(16,088)
Deferred tax benefit	78,326	61,804	99,339
Income tax benefit / (expense)	(679,087)	(70,117)	83,251

The current tax expenses for the year ended December 31, 2022 relates to the Company's U.S. and Dutch subsidiaries as the result of a cost-plus agreement between the U.S. and Dutch entities and the Group's principal entity in Switzerland resulting in a taxable profit in the U.S. and the Netherlands. For December 31, 2021 and 2020 it is fully related to the Company's U.S. subsidiary. For the year ended December 31, 2022, a tax benefit of €257,734 is additionally directly recognized in equity (2021 and 2020: €Nil)

Reconciliation of income tax benefit / (expense) at statutory tax rate and the income tax benefit / (expense) as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2022	2021	2020
	€	€	€
Loss before income tax	(75,653,470)	(42,660,662)	(26,068,955)
Income tax at statutory income tax rate in The Netherlands (25.8%)	19,518,595	10,665,166	6,517,239
Effect of tax rates in other countries	(10,823,383)	(7,482,832)	(4,855,980)
Recognition of previously unrecognized deferred tax assets	(554,853)	—	1,629,392
Current period losses for which no deferred tax asset has been recognized	(9,184,919)	(2,910,890)	(3,132,076)
Nondeductible expenses	383,153	(353,543)	(74,579)
Other	(17,680)	11,982	(745)
Income tax benefit / (expense)	(679,087)	(70,117)	83,251

The effective tax rate for 2022 is (0.9)% (2021: (0.2)%; 2020:0.3%).

Pharvaris N.V. is the head of the fiscal unity including Pharvaris Netherlands B.V. and Pharvaris Holdings B.V.

The differences in the overseas tax rates are due to the higher tax rate in the USA and the lower tax rate in Switzerland compared to the statutory income tax rate in the Netherlands.

The Current period losses for which no deferred tax asset has been recognized consists of the unrecognized tax effect of losses incurred in Switzerland.

As a result of the profit incurred by the Dutch fiscal unity, losses previously not recognized are used, for which a recognition effect is considered.

Following discussions with the Dutch tax authorities in November 2022, the Company concluded that foreign exchange results should be allocated to the principal Company in Switzerland. As a result, the current losses for Switzerland are partly offset by the allocated foreign exchange results and the utilization of the previously unrecognized losses carry forward losses of the Dutch fiscal unity that are lower than estimated in the previous year. The Company did not recognize the tax benefit of the losses incurred in previous years.

The Group has tax loss carry-forwards as of December 31, 2022 of approximately €182.3 million (2021: €95.7 million; 2020: €43.3 million), that are available for offsetting against future taxable profits of the Companies in which the losses arose. A new Dutch tax law came into effect on January 1, 2022. Under the new tax law, profits in a given year can be offset against tax loss carry forwards for an unlimited period of time. The amount of the offset will be limited to 50% of taxable income (in excess of €1 million). Under Swiss law, losses can be offset against future income or capital gains for seven years.

Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€ million	€ million	€ million
2027	31.3	-	31.3
2028	57.5	-	57.5
2029	78.6		78.6
Unlimited	-	14.9	14.9
Total carry-forward losses	167.4	14.9	182.3

Deferred taxes

Deferred taxes have been recognized to the extent that management concludes that there is sufficient probability as per IAS 12 that there will be future taxable profits available in the foreseeable future against which the unused tax losses and deductible temporary differences can be utilized.

Deferred tax assets relating to losses carried forward have not been recognized, and deferred tax assets on deductible temporary differences in excess of deferred tax liabilities on taxable temporary differences have not been recognized in the consolidated statement of profit and loss and other comprehensive income for the Dutch fiscal unity.

As a result thereof Deferred taxes have been recognized to the extent that management concludes that there is sufficient probability as per IAS 12 that there will be future taxable profits available in the foreseeable future against which the unused tax losses can be utilized.

Movements in deferred tax balances

	R&D	Fixed	Non-current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€
At January 1, 2022	1,909,916	—	238,508	2,148,424
(Charged)/credited
- Profit or loss	(117,534)	—	49,354	(68,180)
- Currency translation differences	—	—	13,990	13,990
At December 31, 2022	1,792,382	—	301,852	2,094,234
Deferred tax liability
At January 1, 2022	—	(66,456)	(1,909,916)	(1,976,372)
(Charged)/credited
- Profit or loss	—	28,972	117,533	146,505
- Currency translation differences	—	(4,564)	—	(4,564)
At December 31, 2022	—	(42,048)	(1,792,383)	(1,834,431)
Net deferred tax assets at December 31, 2022				259,803

The total unrecognized deferred tax assets from temporary differences amounts to €8.7 million (2021:€23.8 million; 2020:€0.9 million).